UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 22441

John Hancock Hedged Equity & Income Fund
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone

Treasurer

601 Congress Street

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code:        617-663-4497

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2014

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock

Hedged Equity & Income Fund

Ticker: HEQ Quarterly portfolio holdings 9/30/14

Fund's investments

	Shares	Value
Common Stocks 81.6%		$209,808,168
(Cost $196,344,957)
Consumer Discretionary 6.3%		16,120,215
Auto Components 0.9%
Aisan Industry Company, Ltd.	15,700	123,616
Delphi Automotive PLC	8,400	515,256
Exedy Corp.	7,200	182,380
Keihin Corp.	15,900	210,258
Sumitomo Riko Company, Ltd.	15,200	134,410
The Goodyear Tire & Rubber Company	13,400	302,639
Tokai Rika Company, Ltd.	13,800	291,980
Topre Corp.	4,200	59,749
Toyoda Gosei Company, Ltd.	16,100	314,298
Toyota Boshoku Corp.	23,300	244,367
Automobiles 0.5%
Honda Motor Company, Ltd.	15,700	538,664
Peugeot SA (I)	32,431	414,977
Renault SA	3,787	273,950
Diversified Consumer Services 0.1%
Allstar Co-Invest LLC (I)(R)	236,300	174,862
Hotels, Restaurants & Leisure 0.5%
Mandarin Oriental International, Ltd.	98,000	171,250
McDonald's Corp.	11,009	1,043,763
Household Durables 0.8%
D.R. Horton, Inc.	7,800	160,056
Funai Electric Company, Ltd.	18,700	191,888
Newell Rubbermaid, Inc.	26,800	922,188
PulteGroup, Inc.	47,400	837,084
Internet & Catalog Retail 0.0%
Home Retail Group PLC	36,647	98,700
Media 1.3%
Avex Group Holdings, Inc.	7,100	107,638
Clear Media, Ltd.	45,000	46,828
Gendai Agency, Inc.	5,200	32,077
Metropole Television SA	11,021	178,082
ProSiebenSat.1 Media AG	28,555	1,132,071
Proto Corp.	6,500	94,743
The Interpublic Group of Companies, Inc.	12,300	225,336
Tri-Stage, Inc.	2,500	29,055
WPP PLC	79,245	1,587,556
Multiline Retail 0.2%
Mothercare PLC (I)	23,297	101,124
New World Department Store China, Ltd.	214,000	74,423
Nordstrom, Inc.	4,200	287,154

2SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Consumer Discretionary (continued)
Specialty Retail 1.6%
Adastria Holdings Company, Ltd.	10,000	$194,983
Honeys Company, Ltd.	13,230	139,579
Nishimatsuya Chain Company, Ltd.	20,300	158,598
Pal Company, Ltd.	6,100	165,624
Ross Stores, Inc.	6,700	506,386
Shimamura Company, Ltd.	2,300	211,446
The Home Depot, Inc.	27,825	2,552,666
Xebio Company, Ltd.	10,800	163,863
Textiles, Apparel & Luxury Goods 0.4%
Daphne International Holdings, Ltd.	442,000	223,449
Hanesbrands, Inc.	3,000	322,320
Ralph Lauren Corp.	2,300	378,879
Consumer Staples 5.4%		13,799,100
Beverages 0.4%
Diageo PLC, ADR	8,969	1,035,023
Food & Staples Retailing 0.1%
Cawachi, Ltd.	8,200	140,437
Delhaize Group SA	2,572	178,746
Food Products 2.6%
Ebro Foods SA	23,835	451,456
Ingredion, Inc.	11,176	847,029
Kraft Foods Group, Inc.	44,951	2,535,236
Pinnacle Foods, Inc.	23,820	777,723
Suedzucker AG	7,897	123,402
Unilever NV	18,488	733,699
Unilever NV - NY Shares	28,202	1,119,055
Household Products 0.6%
Procter & Gamble Company	19,170	1,605,296
Personal Products 0.1%
Oriflame Cosmetics SA	7,220	124,300
Tobacco 1.6%
British American Tobacco PLC	58,607	3,302,538
Philip Morris International, Inc.	9,894	825,160
Energy 7.6%		19,621,658
Energy Equipment & Services 0.7%
Baker Hughes, Inc.	10,300	670,118
National Oilwell Varco, Inc.	8,300	631,630
Trican Well Service, Ltd.	39,300	459,690

SEE NOTES TO FINANCIAL STATEMENTS3

	Shares	Value
Energy (continued)
Oil, Gas & Consumable Fuels 6.9%
BP PLC	122,218	$894,066
Canadian Natural Resources, Ltd.	15,500	602,020
Chevron Corp. (C)	38,609	4,606,826
Denbury Resources, Inc.	18,100	272,043
Encana Corp.	11,400	242,057
Energy Resources of Australia, Ltd. (I)	36,883	40,249
Eni SpA	25,635	608,222
Exxon Mobil Corp. (C)	20,890	1,964,705
Gazprom OAO, ADR	41,616	290,480
HRT Participacoes em Petroleo SA (I)	2,930	13,107
Inpex Corp.	23,000	325,176
Japan Petroleum Exploration Company	6,600	253,366
Marathon Oil Corp.	20,840	783,376
Occidental Petroleum Corp.	10,273	987,749
Oil India, Ltd.	10,288	101,367
Painted Pony Petroleum, Ltd. (I)	14,100	158,003
PetroChina Company, Ltd., H Shares	1,028,000	1,317,539
Petroleo Brasileiro SA, ADR	17,176	243,727
Suncor Energy, Inc.	53,715	1,941,797
Talisman Energy, Inc.	21,200	183,426
Total SA	29,077	1,882,855
Valero Energy Corp.	3,200	148,064
Financials 20.3%		52,196,752
Banks 9.1%
Allahabad Bank	49,866	79,558
Banca Popolare dell'Emilia Romagna SC (I)	12,805	101,252
Banco Bilbao Vizcaya Argentaria SA	105,347	1,267,900
Banco Espirito Santo SA (I)	91,233	3,193
BankUnited, Inc.	9,806	298,985
Barclays PLC	198,133	728,769
BNP Paribas SA	6,871	456,016
Canara Bank	18,758	105,795
CIT Group, Inc.	3,300	151,668
Corporation Bank	13,727	70,149
Dah Sing Financial Holdings, Ltd.	17,600	106,980
HSBC Holdings PLC	299,048	3,038,712
ING Groep NV (I)	33,387	474,570
JPMorgan Chase & Company (C)	60,556	3,647,893
KB Financial Group, Inc.	6,555	238,968
M&T Bank Corp.	3,320	409,323
Mitsubishi UFJ Financial Group, Inc.	322,500	1,817,518
OTP Bank PLC	9,608	162,680
Piraeus Bank SA (I)	15,438	26,131
Shinhan Financial Group Company, Ltd.	3,655	168,264
Societe Generale SA	7,242	369,399
Standard Chartered PLC	25,476	469,901
Sumitomo Mitsui Financial Group, Inc.	11,600	472,636
Svenska Handelsbanken AB, Class A	16,619	778,293

4SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Financials (continued)
Banks 9.1%
The Eighteenth Bank, Ltd.	44,000	$121,888
The Higashi-Nippon Bank, Ltd.	30,000	76,007
The Oita Bank, Ltd.	23,000	86,678
The PNC Financial Services Group, Inc. (C)	46,591	3,987,258
The Tochigi Bank, Ltd.	25,000	98,000
The Yamanashi Chuo Bank, Ltd.	19,000	83,376
UniCredit SpA	43,352	340,568
Wells Fargo & Company (C)	50,848	2,637,486
Zions Bancorporation	16,000	464,960
Capital Markets 2.2%
Ameriprise Financial, Inc.	2,200	271,436
Ares Capital Corp.	26,400	426,624
BlackRock, Inc. (C)	7,690	2,524,781
Henderson Group PLC	307,621	1,004,391
Julius Baer Group, Ltd. (I)	5,047	225,536
LPL Financial Holdings, Inc.	8,900	409,845
Northern Trust Corp.	4,400	299,332
UBS AG (I)	25,600	445,000
Uranium Participation Corp. (I)	34,500	155,257
Consumer Finance 0.1%
Manappuram Finance, Ltd.	299,764	143,008
Diversified Financial Services 0.5%
Bolsas y Mercados Espanoles SA	20,213	769,008
Intercontinental Exchange Group, Inc. (C)	1,700	331,585
MSCI, Inc. (I)	3,500	164,570
Insurance 6.2%
ACE, Ltd.	15,423	1,617,410
Ageas	10,496	347,986
Argo Group International Holdings, Ltd.	6,700	337,077
Assicurazioni Generali SpA	59,967	1,257,333
Catlin Group, Ltd.	15,487	130,587
CNO Financial Group, Inc.	9,900	167,904
Delta Lloyd NV	71,175	1,714,986
Marsh & McLennan Companies, Inc.	60,576	3,170,548
MetLife, Inc.	46,765	2,512,216
Muenchener Rueckversicherungs AG	3,689	727,720
Principal Financial Group, Inc.	5,500	288,585
Reinsurance Group of America, Inc.	4,100	328,533
Storebrand ASA (I)	44,120	245,595
T&D Holdings, Inc.	35,500	456,170
The Dai-ichi Life Insurance Company, Ltd.	19,300	286,695
Tongyang Life Insurance	11,283	122,386
Unum Group	7,100	244,098
Zurich Insurance Group AG (I)	7,017	2,088,278

SEE NOTES TO FINANCIAL STATEMENTS5

	Shares	Value
Financials (continued)
Real Estate Investment Trusts 1.1%
Blackstone Mortgage Trust, Inc., Class A	27,600	$747,960
Equity Lifestyle Properties, Inc.	4,900	207,564
ICADE	8,342	704,403
Two Harbors Investment Corp.	31,900	308,473
Weyerhaeuser Company	28,100	895,266
Real Estate Management & Development 1.1%
Castellum AB	56,502	858,016
Deutsche Annington Immobilien SE	41,110	1,192,295
Deutsche Wohnen AG	34,159	727,521
Health Care 9.9%		25,499,946
Biotechnology 0.0%
Sinovac Biotech, Ltd. (I)	25,257	121,486
Health Care Equipment & Supplies 0.3%
Covidien PLC	4,800	415,248
Zimmer Holdings, Inc.	3,200	321,760
Health Care Providers & Services 0.5%
Aetna, Inc.	10,500	850,500
AmerisourceBergen Corp.	5,900	456,070
Health Care Technology 0.0%
AGFA-Gevaert NV (I)	40,124	105,651
Life Sciences Tools & Services 0.1%
CMIC Holdings Company, Ltd.	7,300	131,269
Pharmaceuticals 9.0%
Almirall SA (I)	53,575	784,924
AstraZeneca PLC	28,623	2,051,205
Bristol-Myers Squibb Company	47,351	2,423,424
Daiichi Sankyo Company, Ltd.	60,200	945,984
Eisai Company, Ltd.	28,500	1,152,773
H. Lundbeck A/S	8,632	192,373
Johnson & Johnson	29,460	3,140,141
Merck & Company, Inc. (C)	91,922	5,449,136
Ono Pharmaceutical Company, Ltd.	6,600	586,065
Roche Holding AG	18,831	5,560,849
Shionogi & Company, Ltd.	12,800	293,767
Takeda Pharmaceutical Company, Ltd.	11,900	517,321
Industrials 7.7%		19,802,485
Aerospace & Defense 1.0%
Curtiss-Wright Corp.	4,100	270,272
Thales SA	6,559	349,084
United Technologies Corp.	18,430	1,946,208
Air Freight & Logistics 0.7%
Deutsche Post AG	22,476	716,424
PostNL NV (I)	75,771	326,499
United Parcel Service, Inc., Class B	8,930	877,730

6SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Industrials (continued)		$19,802,485
Airlines 0.4%
Aer Lingus Group PLC	45,900	82,084
American Airlines Group, Inc.	11,900	422,212
Deutsche Lufthansa AG	12,689	199,244
Qantas Airways, Ltd. (I)	219,850	267,061
Building Products 0.4%
Cie de Saint-Gobain	8,031	366,948
Fortune Brands Home & Security, Inc.	9,100	374,101
Owens Corning	8,300	263,525
Commercial Services & Supplies 0.1%
Aeon Delight Company, Ltd.	5,300	128,863
Moshi Moshi Hotline, Inc.	6,900	65,439
Construction & Engineering 0.1%
Raubex Group, Ltd.	67,275	132,447
Electrical Equipment 1.8%
Eaton Corp. PLC	28,037	1,776,701
Futaba Corp.	5,300	79,636
OSRAM Licht AG (I)	3,418	126,814
Saft Groupe SA	4,474	152,542
Schneider Electric SE	29,758	2,283,106
Ushio, Inc.	19,700	208,234
Zumtobel Group AG	5,341	99,872
Industrial Conglomerates 1.3%
3M Company	8,091	1,146,333
General Electric Company	32,770	839,567
Koninklijke Philips NV	12,686	403,412
Rheinmetall AG	5,421	259,354
Siemens AG	6,579	782,849
Machinery 0.6%
Dover Corp.	4,300	345,419
Fuji Machine Manufacturing Company, Ltd.	17,000	163,474
Hisaka Works, Ltd.	10,600	99,840
Koenig & Bauer AG (I)	2,650	37,105
Pentair PLC	6,800	445,332
Star Micronics Company, Ltd.	8,400	123,483
The Japan Steel Works, Ltd.	49,000	196,870
Toshiba Machine Company, Ltd.	40,000	182,438
Professional Services 0.3%
Adecco SA (I)	4,651	314,412
en-japan, Inc.	7,200	139,859
Hays PLC	97,108	182,209
USG People NV	7,845	93,044
Trading Companies & Distributors 0.4%
Kuroda Electric Company, Ltd.	3,200	46,928
Mitsubishi Corp.	18,200	372,740
Rexel SA	24,929	465,543
SIG PLC	55,002	147,988
Yamazen Corp.	6,100	47,806

SEE NOTES TO FINANCIAL STATEMENTS7

	Shares	Value
Industrials (continued)		$19,802,485
Transportation Infrastructure 0.6%
Hamburger Hafen und Logistik AG	6,344	150,745
Jiangsu Expressway Company, Ltd., H Shares	1,238,000	1,300,689
Information Technology 11.2%		28,856,239
Communications Equipment 0.6%
Cisco Systems, Inc. (C)	59,104	1,487,648
Electronic Equipment, Instruments & Components 0.6%
Avnet, Inc.	17,700	734,550
Dai-ichi Seiko Company, Ltd.	6,000	113,928
Hosiden Corp.	30,900	167,397
Kingboard Laminates Holdings, Ltd.	368,500	154,080
Mitsumi Electric Company, Ltd.	16,100	116,588
Nichicon Corp.	28,900	207,713
Internet Software & Services 0.2%
Dena Company, Ltd.	14,100	179,259
Dropbox, Inc. (I)(R)	8,162	133,938
Gree, Inc.	20,000	136,370
IT Services 0.9%
Alten SA	4,039	173,126
Booz Allen Hamilton Holding Corp.	12,800	299,520
Cap Gemini SA	6,650	476,895
Devoteam SA	2,222	45,584
Fujitsu, Ltd.	75,000	461,592
GFI Informatique SA	4,237	30,483
Groupe Steria SCA	12,151	269,446
Itochu Techno-Solutions Corp.	5,800	243,784
NET One Systems Company, Ltd.	23,400	135,176
Sopra Group SA	1,049	95,087
Zuken, Inc.	6,700	67,586
Semiconductors & Semiconductor Equipment 5.2%
Analog Devices, Inc.	20,930	1,035,826
Avago Technologies, Ltd.	4,000	348,000
Intel Corp.	103,426	3,601,293
Kontron AG (I)	16,185	101,151
Lam Research Corp.	10,500	784,350
Marvell Technology Group, Ltd.	22,700	305,996
Maxim Integrated Products, Inc. (C)	140,716	4,255,252
Micronas Semiconductor Holding AG (I)	17,689	132,837
Mimasu Semiconductor Industry Company, Ltd.	15,100	135,440
Miraial Company, Ltd.	7,800	128,365
Rohm Company, Ltd.	4,700	295,935
SCREEN Holdings Company, Ltd.	59,000	301,343
Shinkawa, Ltd.	16,800	83,039
Shinko Electric Industries Company, Ltd.	37,200	271,073
Skyworks Solutions, Inc.	6,600	383,130
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	49,780	1,004,560
Tokyo Seimitsu Company, Ltd.	13,200	221,995

8SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Information Technology (continued)
Software 2.7%
Activision Blizzard, Inc.	31,800	$661,122
Alpha Systems, Inc.	1,900	27,721
DTS Corp.	1,000	20,948
Microsoft Corp. (C)	108,501	5,030,106
Nintendo Company, Ltd.	2,000	217,857
NSD Company, Ltd.	6,500	102,320
Symantec Corp.	39,343	924,954
Technology Hardware, Storage & Peripherals 1.0%
Apple, Inc. (C)	4,100	413,075
Canon, Inc.	14,000	455,503
Compal Electronics, Inc.	101,000	75,559
Japan Digital Laboratory Company, Ltd.	6,200	114,774
Melco Holdings, Inc.	7,300	139,340
SanDisk Corp.	9,900	969,705
Western Digital Corp.	6,000	583,920
Materials 6.6%		17,036,066
Chemicals 3.3%
Akzo Nobel NV	11,932	816,402
Cabot Corp.	6,900	350,313
E.I. du Pont de Nemours & Company	22,500	1,614,600
Fujimi, Inc.	11,600	164,131
Hitachi Chemical Company, Ltd.	18,500	328,599
JSR Corp.	15,700	273,994
Methanex Corp.	16,200	1,081,398
Methanex Corp.	10,000	668,000
Mitsui Chemicals, Inc.	101,000	281,108
Nitto Denko Corp.	6,200	339,488
PTT Global Chemical PCL	491,800	925,206
Sumitomo Bakelite Company, Ltd.	62,000	243,164
The Dow Chemical Company	27,649	1,449,914
Construction Materials 0.3%
Buzzi Unicem SpA	18,538	252,027
CRH PLC	11,893	270,239
Holcim, Ltd. (I)	2,032	147,831
Lafarge SA	3,323	239,144
Containers & Packaging 0.1%
AMVIG Holdings, Ltd.	272,000	124,317
Ball Corp.	3,600	227,772

SEE NOTES TO FINANCIAL STATEMENTS9

	Shares	Value
Materials (continued)
Metals & Mining 1.5%
Aichi Steel Corp.	23,000	$84,483
Anglo American PLC	18,120	404,108
Barrick Gold Corp.	15,900	233,826
BHP Billiton PLC	26,216	725,150
Centerra Gold, Inc.	34,600	155,089
Chubu Steel Plate Company, Ltd.	10,500	58,788
Eldorado Gold Corp.	33,523	225,945
G-Resources Group, Ltd. (I)	4,794,000	122,099
Impala Platinum Holdings, Ltd. (I)	34,869	268,276
Kinross Gold Corp. (I)	86,087	284,087
Lonmin PLC (I)	68,967	206,791
Maruichi Steel Tube, Ltd.	3,500	85,948
Neturen Company, Ltd.	6,300	46,661
Northern Dynasty Minerals, Ltd. (I)	16,000	9,143
Reliance Steel & Aluminum Company	1,300	88,920
Resolute Mining, Ltd. (I)	262,027	101,423
Salzgitter AG	6,820	233,987
Tokyo Steel Manufacturing Company, Ltd.	22,700	119,809
Yamato Kogyo Company, Ltd.	7,400	247,004
Yodogawa Steel Works, Ltd.	12,000	49,123
Paper & Forest Products 1.4%
International Paper Company	65,070	3,106,442
Norbord, Inc.	18,600	381,317
Telecommunication Services 3.6%		9,249,424
Diversified Telecommunication Services 3.1%
KT Corp.	9,788	318,896
Magyar Telekom Telecommunications PLC (I)	109,264	160,529
Nippon Telegraph & Telephone Corp.	42,900	2,660,413
Orange SA	22,209	331,416
Telefonica SA	27,832	429,843
Telenor ASA	67,748	1,486,898
Verizon Communications, Inc.	11,075	554,427
Verizon Communications, Inc.	41,770	2,088,082
Wireless Telecommunication Services 0.5%
NTT DOCOMO, Inc.	48,200	807,264
Vodafone Group PLC	124,925	411,656
Utilities 3.0%		7,626,283
Electric Utilities 1.0%
Edison International	14,970	837,122
NRG Yield, Inc., Class A	6,800	319,940
The Southern Company	10,700	467,055
Xcel Energy, Inc.	33,260	1,011,104
Gas Utilities 0.8%
UGI Corp.	57,271	1,952,368
Independent Power and Renewable Electricity Producers 0.3%
NTPC, Ltd.	56,373	126,585
Pattern Energy Group, Inc.	22,800	704,976

10SEE NOTES TO FINANCIAL STATEMENTS

				Shares	Value
Utilities (continued)
Multi-Utilities 0.9%
E.ON SE				15,249	$278,472
GDF Suez				20,843	522,752
National Grid PLC				56,801	816,508
PG&E Corp.				6,600	297,264
RWE AG				7,506	292,137
Preferred Securities 0.5%					$1,229,036
(Cost $168,846)
Consumer Discretionary 0.5%					1,229,036
Auto Components 0.5%
Mobileye (I)				24,190	1,229,036
	Rate (%)	Maturitydate	Par value^		Value
Corporate Bonds 13.8%					$35,370,155
(Cost $36,346,368)
Consumer Discretionary 2.7%					6,864,991
Automobiles 0.2%
Chrysler Group LLC	8.250	06-15-21		230,000	250,700
General Motors Company	4.875	10-02-23		160,000	169,200
General Motors Company	6.250	10-02-43		20,000	$23,400
Diversified Consumer Services 0.2%
Service Corp. International	7.625	10-01-18		125,000	141,250
The ServiceMaster Company	7.000	08-15-20		321,000	333,840
Hotels, Restaurants & Leisure 0.2%
CEC Entertainment, Inc. (S)	8.000	02-15-22		130,000	121,550
NH Hotel Group SA (S)	6.875	11-15-19	EUR	235,000	318,247
PC Nextco Holdings LLC	8.750	08-15-19		150,000	150,750
Household Durables 0.3%
K Hovnanian Enterprises, Inc. (S)	7.000	01-15-19		25,000	24,500
K Hovnanian Enterprises, Inc. (S)	9.125	11-15-20		125,000	135,313
KB Home	7.000	12-15-21		375,000	390,938
Lennar Corp.	4.750	11-15-22		125,000	120,938
Leisure Products 0.1%
Carlson Wagonlit BV	7.500	06-15-19	EUR	200,000	269,030

SEE NOTES TO FINANCIAL STATEMENTS11

	Rate (%)	Maturitydate	Par value^		Value
Consumer Discretionary (continued)
Media 1.4%
AMC Entertainment, Inc.	9.750	12-01-20		185,000	$203,731
CCO Holdings LLC	5.125	02-15-23		5,000	4,800
CCO Holdings LLC	5.250	09-30-22		5,000	4,894
CCO Holdings LLC	5.750	09-01-23		35,000	34,825
CCO Holdings LLC	7.375	06-01-20		255,000	269,663
Cequel Communications Holdings I LLC (S)	5.125	12-15-21		210,000	201,075
DISH DBS Corp.	6.750	06-01-21		170,000	182,750
DISH DBS Corp.	7.875	09-01-19		440,000	497,200
Gannett Company, Inc. (S)	4.875	09-15-21		100,000	96,750
Gannett Company, Inc. (S)	5.125	10-15-19		380,000	383,800
Gannett Company, Inc. (S)	5.500	09-15-24		20,000	19,700
Getty Images, Inc. (S)	7.000	10-15-20		280,000	206,500
Gray Television, Inc.	7.500	10-01-20		235,000	240,288
Harron Communications LP (S)	9.125	04-01-20		90,000	98,100
Nara Cable Funding, Ltd.	8.875	12-01-18	EUR	280,000	372,221
Sirius XM Radio, Inc. (S)	4.250	05-15-20		100,000	95,750
TVN Finance Corp. III AB	7.375	12-15-20	EUR	130,000	180,000
Unitymedia Hessen GmbH & Company KG	5.500	09-15-22	EUR	360,000	482,028
Unitymedia Hessen GmbH & Company KG	5.750	01-15-23	EUR	125,000	169,997
Specialty Retail 0.3%
Dufry Finance SCA (S)	4.500	07-15-22	EUR	150,000	196,665
GRD Holdings III Corp. (S)	10.750	06-01-19		185,000	203,963
Michaels Stores, Inc. (S)	5.875	12-15-20		145,000	144,275
Party City Holdings, Inc.	8.875	08-01-20		117,000	126,360
Consumer Staples 0.3%					801,853
Food & Staples Retailing 0.1%
Aramark Services, Inc.	5.750	03-15-20		280,000	287,000
Household Products 0.1%
The Sun Products Corp. (S)	7.750	03-15-21		235,000	180,363
Personal Products 0.1%
Hypermarcas SA	6.500	04-20-21		310,000	334,490
Energy 1.1%					2,740,225
Energy Equipment & Services 0.2%
Paragon Offshore PLC (S)	6.750	07-15-22		280,000	236,600
Seadrill, Ltd. (S)	6.125	09-15-17		200,000	199,250

12SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturitydate	Par value^		Value
Energy (continued)
Oil, Gas & Consumable Fuels 0.9%
Antero Resources Finance Corp.	6.000	12-01-20		300,000	$305,250
Bonanza Creek Energy, Inc.	6.750	04-15-21		100,000	103,000
Borets Finance, Ltd.	7.625	09-26-18		200,000	196,000
Concho Resources, Inc.	5.500	10-01-22		70,000	72,100
Diamondback Energy, Inc. (S)	7.625	10-01-21		120,000	129,300
EP Energy LLC	9.375	05-01-20		180,000	196,200
Kinder Morgan, Inc.	7.250	06-01-18		150,000	169,500
Petroleos de Venezuela SA	6.000	11-15-26		330,000	171,600
Petroleos de Venezuela SA	8.500	11-02-17		5,000	3,937
Petroleos de Venezuela SA	9.000	11-17-21		90,000	60,075
Range Resources Corp.	5.000	08-15-22		35,000	35,700
Rosetta Resources, Inc.	5.625	05-01-21		320,000	312,000
Rosetta Resources, Inc.	5.875	06-01-22		70,000	69,738
Tullow Oil PLC (S)	6.250	04-15-22		350,000	342,125
WPX Energy, Inc.	5.250	09-15-24		100,000	96,750
WPX Energy, Inc.	6.000	01-15-22		40,000	41,100
Financials 1.9%					4,954,139
Banks 1.1%
Banco Bilbao Vizcaya Argentaria SA (7.000% to 02/19/2019, then 5 year Euro Swap Rate + 6.155%) (Q)	7.000	02-19-19	EUR	400,000	532,536
Banco Santander SA (6.250% to 03/12/2019, then 5 year Euro Swap Rate + 5.410%) (Q)	6.250	03-12-19	EUR	100,000	122,358
Bank of Ireland	10.000	07-30-16	EUR	140,000	190,973
Barclays PLC (6.500% to 9-15-19, then 5 year Euro Swap Rate + 5.875%) (Q)	6.500	09-15-19	EUR	200,000	242,632
Barclays PLC (8.250% to 12-15-18, then 5 year U.S. Swap Rate + 6.705%) (Q)	8.250	12-15-18		200,000	205,250
BPCE SA (6.117% to 10-30-17, then 3 month EURIBOR + 2.370%) (Q)	6.117	10-30-17	EUR	50,000	69,594
Intesa Sanpaolo SpA (8.375% to 10-14-19, then 3 month EURIBOR + 6.871%) (Q)	8.375	10-14-19	EUR	100,000	149,671
Lloyds Banking Group PLC (6.375% to 6-27-20, then 5 year Euro Swap Rate + 5.290%) (Q)	6.375	06-27-20	EUR	200,000	259,557
Royal Bank of Scotland Group PLC (7.640% to 9-30-17, then 3 month LIBOR + 2.320%) (Q)	7.640	09-30-17		300,000	317,250
Royal Bank of Scotland PLC	4.350	01-23-17	EUR	100,000	132,778
Societe Generale SA (6.750% to 4-7-21, then 5 year U.S. Swap Rate + 5.538%) (Q)	6.750	04-07-21	EUR	150,000	188,510
Societe Generale SA (8.250% to 11-29-18, then 5 year U.S. Swap Rate + 6.394%) (Q)	8.250	11-29-18		470,000	483,160
Capital Markets 0.1%
Credit Suisse Group AG (7.500% to 12-11-23, then 5 year U.S. Swap Rate + 4.598%) (Q)(S)	7.500	12-11-23		200,000	210,000
Diversified Financial Services 0.5%
Kerneos Tech Group SAS (S)	5.750	03-01-21	EUR	145,000	192,167
Nationstar Mortgage LLC	6.500	08-01-18		400,000	399,000
Nuveen Investments, Inc. (S)	9.125	10-15-17		140,000	149,800
Provident Funding Associates LP (S)	6.750	06-15-21		410,000	405,900
TMX Finance LLC (S)	8.500	09-15-18		235,000	233,825

SEE NOTES TO FINANCIAL STATEMENTS13

	Rate (%)	Maturitydate	Par value^		Value
Financials (continued)
Insurance 0.2%
Hartford Financial Services Group, Inc. (8.125% to 6-15-18, then 3 month LIBOR + 4.6025%)	8.125	06-15-38		240,000	$281,400
Nationwide Building Society (6.875% to 06/20/2019, then 5 year British Pound Swap Rate + 4.880%) (Q)	6.875	06-20-19	GBP	120,000	187,778
Health Care 1.4%					3,707,818
Health Care Equipment & Supplies 0.3%
Alere, Inc.	6.500	06-15-20		190,000	189,050
Biomet, Inc.	6.500	08-01-20		120,000	127,200
Ontex IV SA	9.000	04-15-19	EUR	320,000	430,448
Health Care Providers & Services 1.0%
Amsurg Corp. (S)	5.625	07-15-22		110,000	108,900
Community Health Systems, Inc. (S)	6.875	02-01-22		470,000	489,975
Community Health Systems, Inc.	7.125	07-15-20		275,000	291,156
Envision Healthcare Corp. (S)	5.125	07-01-22		85,000	83,725
HCA Holdings, Inc.	6.250	02-15-21		370,000	387,575
HCA, Inc.	6.500	02-15-20		360,000	392,850
inVentiv Health, Inc. (S)	9.000	01-15-18		60,000	62,250
MPH Acquisition Holdings LLC (S)	6.625	04-01-22		140,000	141,400
Tenet Healthcare Corp. (S)	5.000	03-01-19		195,000	192,563
Tenet Healthcare Corp.	8.125	04-01-22		275,000	301,813
WellCare Health Plans, Inc.	5.750	11-15-20		95,000	96,663
Pharmaceuticals 0.1%
Pinnacle Merger Sub, Inc. (S)	9.500	10-01-23		120,000	130,800
Salix Pharmaceuticals, Ltd. (S)	6.000	01-15-21		260,000	281,450
Industrials 1.3%					3,313,298
Building Products 0.2%
Associated Materials LLC	9.125	11-01-17		175,000	171,500
Ply Gem Industries, Inc.	6.500	02-01-22		330,000	313,500
Commercial Services & Supplies 0.1%
Casella Waste Systems, Inc.	7.750	02-15-19		110,000	110,275
Quad/Graphics, Inc. (S)	7.000	05-01-22		190,000	183,588
Construction & Engineering 0.3%
Abengoa Finance SAU	6.000	03-31-21	EUR	100,000	126,520
Abengoa Finance SAU (S)	7.750	02-01-20		400,000	430,000
Abengoa Greenfield SA (S)	5.500	10-01-19	EUR	100,000	124,008
Aguila 3 SA (S)	7.875	01-31-18		185,000	188,122
Electrical Equipment 0.2%
CeramTec Group GmbH	8.250	08-15-21	EUR	275,000	375,126
Industrial Conglomerates 0.1%
Tenedora Nemak SA de CV	5.500	02-28-23		200,000	205,000
Machinery 0.1%
Case New Holland Industrial, Inc.	7.875	12-01-17		240,000	266,700

14SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturitydate	Par value^		Value
Industrials (continued)
Trading Companies & Distributors 0.3%
International Lease Finance Corp.	6.250	05-15-19		620,000	$664,950
Matalan Finance PLC (S)	6.875	06-01-19	GBP	100,000	154,009
Information Technology 1.6%					4,055,132
Communications Equipment 0.2%
Alcatel-Lucent USA, Inc.	6.450	03-15-29		200,000	188,500
Alcatel-Lucent USA, Inc. (S)	6.750	11-15-20		200,000	203,500
Altice Finco SA (S)	9.000	06-15-23	EUR	100,000	142,775
Electronic Equipment, Instruments & Components 0.2%
CDW LLC	6.000	08-15-22		290,000	300,875
CDW LLC	8.500	04-01-19		78,000	82,680
Semiconductors & Semiconductor Equipment 0.3%
Entegris, Inc. (S)	6.000	04-01-22		210,000	213,150
Freescale Semiconductor, Inc. (S)	6.000	01-15-22		465,000	471,975
Freescale Semiconductor, Inc.	8.050	02-01-20		34,000	36,125
Software 0.9%
Activision Blizzard, Inc. (S)	5.625	09-15-21		470,000	488,800
Activision Blizzard, Inc. (S)	6.125	09-15-23		100,000	106,250
Audatex North America, Inc. (S)	6.000	06-15-21		276,000	282,900
Emdeon, Inc.	11.000	12-31-19		75,000	83,438
First Data Corp. (S)	7.375	06-15-19		185,000	194,481
First Data Corp. (S)	8.250	01-15-21		365,000	386,900
First Data Holdings, Inc., PIK (S)	14.500	09-24-19		41,927	44,023
Infor Software Parent LLC, PIK (S)	7.125	05-01-21		290,000	287,100
Infor US, Inc.	10.000	04-01-19	EUR	200,000	281,660
SunGard Data Systems, Inc.	6.625	11-01-19		260,000	260,000
Materials 1.2%					3,176,714
Chemicals 0.2%
Hexion US Finance Corp.	6.625	04-15-20		50,000	50,250
INEOS Group Holdings SA	5.750	02-15-19	EUR	100,000	126,621
INEOS Group Holdings SA	6.500	08-15-18	EUR	410,000	530,735
Construction Materials 0.3%
Cemex SAB de CV	5.875	03-25-19		550,000	552,750
HeidelbergCement Finance SA	8.500	10-31-19	EUR	115,000	188,393
Containers & Packaging 0.1%
Ardagh Packaging Finance PLC	9.250	10-15-20	EUR	200,000	270,293
Metals & Mining 0.5%
AK Steel Corp.	7.625	05-15-20		230,000	227,125
AK Steel Corp.	7.625	10-01-21		190,000	183,825
AK Steel Corp.	8.375	04-01-22		95,000	95,000
FMG Resources August 2006 Pty, Ltd. (S)	6.875	04-01-22		345,000	351,038
Steel Dynamics, Inc. (S)	5.125	10-01-21		85,000	86,275
Steel Dynamics, Inc. (S)	5.500	10-01-24		95,000	95,475
United States Steel Corp.	7.375	04-01-20		205,000	227,550

SEE NOTES TO FINANCIAL STATEMENTS15

	Rate (%)	Maturitydate	Par value^		Value
Materials (continued)
Paper & Forest Products 0.1%
Smurfit Kappa Acquisitions	4.125	01-30-20	EUR	145,000	$191,384
Telecommunication Services 2.0%					5,014,080
Diversified Telecommunication Services 1.1%
Altice Financing SA (S)	6.500	01-15-22	EUR	100,000	133,883
Intelsat Jackson Holdings SA	6.625	12-15-22		80,000	81,200
Intelsat Jackson Holdings SA	7.250	04-01-19		195,000	204,750
Intelsat Jackson Holdings SA	7.250	10-15-20		180,000	189,900
Intelsat Luxembourg SA	7.750	06-01-21		255,000	260,100
Level 3 Escrow II, Inc. (S)	5.375	08-15-22		205,000	201,925
Level 3 Financing, Inc. (S)	6.125	01-15-21		200,000	206,000
Level 3 Financing, Inc.	8.625	07-15-20		165,000	178,613
T-Mobile USA, Inc.	6.464	04-28-19		135,000	140,231
T-Mobile USA, Inc.	6.731	04-28-22		220,000	224,950
UPCB Finance III, Ltd.	6.625	07-01-20		325,000	339,658
Wind Acquisition Finance SA (S)	4.000	07-15-20	EUR	310,000	386,162
Windstream Corp.	7.750	10-15-20		90,000	94,725
Windstream Corp.	7.875	11-01-17		165,000	183,150
Wireless Telecommunication Services 0.9%
MetroPCS Wireless, Inc.	6.625	11-15-20		375,000	385,313
SoftBank Corp. (S)	4.500	04-15-20		400,000	399,000
Sprint Communications, Inc. (S)	9.000	11-15-18		100,000	115,625
Sprint Corp. (S)	7.250	09-15-21		580,000	603,925
Sprint Corp. (S)	7.875	09-15-23		180,000	191,250
Syniverse Holdings, Inc.	9.125	01-15-19		75,000	78,750
VimpelCom Holdings BV	5.200	02-13-19		220,000	211,970
VimpelCom Holdings BV	6.255	03-01-17		200,000	203,000
Utilities 0.3%					741,905
Electric Utilities 0.3%
DPL, Inc.	7.250	10-15-21		290,000	299,425
GenOn Americas Generation LLC	9.125	05-01-31		100,000	91,500
Techem GmbH	6.125	10-01-19	EUR	200,000	269,030
Gas Utilities 0.0%
AmeriGas Finance LLC	6.750	05-20-20		25,000	26,000

16SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturitydate	Par value^	Value
Utilities (continued)
Independent Power and Renewable Electricity Producers 0.0%
Dynegy, Inc.	5.875	06-01-23	60,000	$55,950
Convertible Bonds 0.1%				$301,150
(Cost $307,964)
Consumer Discretionary 0.0%				40,275
Household Durables 0.0%
M/I Homes, Inc.	3.000	03-01-18	40,000	40,275
Energy 0.1%				107,656
Oil, Gas & Consumable Fuels 0.1%
Cobalt International Energy, Inc.	2.625	12-01-19	130,000	107,656
Health Care 0.0%				55,625
Pharmaceuticals 0.0%
Cubist Pharmaceuticals, Inc.	1.875	09-01-20	50,000	55,625
Information Technology 0.0%				97,594
Software 0.0%
Verint Systems, Inc.	1.500	06-01-21	90,000	97,594
Term Loans (M) 0.8%				$2,070,110
(Cost $2,139,918)
Consumer Discretionary 0.2%				533,572
Media 0.1%
Tribune Media Company	4.000	12-27-20	184,423	181,945
Multiline Retail 0.1%
Lands' End, Inc.	4.250	04-02-21	109,450	108,082
Neiman Marcus Group, Ltd. LLC	4.250	10-25-20	248,128	243,545
Energy 0.1%				271,253
Oil, Gas & Consumable Fuels 0.1%
Arch Coal, Inc.	6.250	05-16-18	297,345	271,253
Financials 0.2%				399,824
Insurance 0.2%
Asurion LLC	4.250	07-08-20	406,687	399,824
Industrials 0.2%				495,461
Construction & Engineering 0.1%
RBS Global, Inc.	4.000	08-21-20	198,000	194,618

SEE NOTES TO FINANCIAL STATEMENTS17

	Rate (%)	Maturitydate	Par value^		Value
Industrials (continued)
Machinery 0.1%
Crosby US Acquisition Corp.	3.750	11-23-20		183,613	$175,350
Gardner Denver, Inc.	4.750	07-30-20	EUR	99,248	125,493
Utilities 0.1%					370,000
Electric Utilities 0.1%
Texas Competitive Electric Holdings Company LLC	4.650	10-10-17		500,000	370,000
				Shares	Value
Rights 0.0%					$10,512
(Cost $10,692)
Banco Bilbao Vizcaya Argentaria SA (Expiration Date: 10-17-14) (I)(N)				105,347	10,512
				Par value	Value
Short-Term Investments 1.7%					$4,400,000
(Cost $4,400,000)
Repurchase Agreement 1.7%					4,400,000
Goldman Sachs Tri-Party Repurchase Agreement dated 9-30-14 at 0.010% to be repurchased at $4,400,001 on 10-1-14, collateralized by $345,611 Federal Home Loan Mortgage Corp., 4.000% due 5-1-27 (valued at $367,848, including interest) and $3,833,292 Federal National Mortgage Association, 3.236% - 5.000% due 5-1-26 to 1-1-42 (valued at $4,120,152, including interest)				$4,400,000	4,400,000
Total investments (Cost $239,718,745)† 98.5%					$253,189,131
Other assets and liabilities, net 1.5%					$3,859,412
Total net assets 100.0%					$257,048,543

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Currency Abbreviations
EUR	Euro
GBP	Pound Sterling
Notes to Portfolio of Investments
ADR	American Depositary Receipts
EURIBOR	Euro Interbank Offered Rate
LIBOR	London Interbank Offered Rate
PIK	Paid-in-kind
(C)	A portion of this security is segregated as collateral for options. Total collateral value at 9-30-14 was $33,543,617.
(I)	Non-income producing security.
(M)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(N)	Strike price and/or expiration date not available.
(Q)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(R)

Direct placement securities are restricted as to resale, and the fund has limited rights to registration under the Securities Act of 1933. Holdings in direct placement securities as of
9-30-14 were as follows:

Issuer, Description	Acquisition date	Acquisition cost	Beginning share amount	Ending share amount	Value as a percentage of fund's net assets	Value as of 9-30-14
Allstar Co-Invest LLC	8/1/2011	$240,553	236,300	236,300	0.07%	$174,862
Dropbox, Inc.	5/1/2012	$77,258	8,162	8,162	0.05%	$133,938
		$317,811				$308,800

(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

18SEE NOTES TO FINANCIAL STATEMENTS

†	At 9-30-14, the aggregate cost of investment securities for federal income tax purposes was $240,320,563. Net unrealized appreciation aggregated $12,868,568, of which $21,464,406 related to appreciated investment securities and $8,595,838 related to depreciated investment securities.

The fund had the following country concentration as a percentage of net assets on 9-30-14:
United States	54.3%
Japan	9.3%
United Kingdom	7.8%
France	4.3%
Switzerland	4.2%
Germany	3.3%
Canada	2.6%
Spain	2.1%
Netherlands	1.8%
Ireland	1.2%
Other Countries	9.1%
Total	100.0%

SEE NOTES TO FINANCIAL STATEMENTS19

John Hancock Hedged Equity & Income Fund

As of 9-30-14 (Unaudited)

Notes to Portfolio of Investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Options listed on an exchange are valued at the mean of the most recent bid and ask prices from the exchange where the option was acquired or most likely will be sold. Futures contracts are valued at settlement prices, which are the official closing prices published by the exchange on which they trade. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor. Securities that trade only in the over-the-counter (OTC) market are valued using bid prices. Certain short-term securities with maturities of 60 days or less at the time of purchase are valued at amortized cost.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of September 30, 2014, by major security category or type:

	Total Market Value at 9-30-14	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks
Consumer Discretionary	$16,120,215	$8,053,727	$7,891,626	$174,862
Consumer Staples	13,799,100	8,744,522	5,054,578	—
Energy	19,621,658	14,198,818	5,422,840	—
Financials	52,196,752	27,006,637	25,190,115	—
Health Care	25,499,946	13,177,765	12,322,181	—
Industrials	19,802,485	8,707,400	11,095,085	—
Information Technology	28,856,239	22,823,007	5,899,294	133,938
Materials	17,036,066	9,876,766	7,159,300	—
Telecommunication Services	9,249,424	2,088,082	7,161,342	—
Utilities	7,626,283	5,589,829	2,036,454	—
Preferred Securities	1,229,036	—	1,229,036	—
Corporate Bonds	35,370,155	—	35,370,155	—
Convertible Bonds	301,150	—	301,150	—
Term Loans	2,070,110	—	2,070,110	—
Rights	10,512	10,512	—	—
Short-Term Investments	4,400,000	—	4,400,000	—
Total Investments in Securities	$253,189,131	$120,277,065	$132,603,266	$308,800
Other Financial Instruments:

	Total Market Value at 9-30-14	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Futures	$298,080	$298,080	—	—
Forward Foreign Currency Contracts	103,551	—	$103,551	—
Written Options	(100,750)	(100,750)	—	—

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, the MRA does not result in an offset of the net amounts owed. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

Derivative instruments. The fund may invest in derivatives in order to meet its investment objectives. Derivatives include a variety of different instruments that may be traded in the OTC market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument. Use of long futures contracts subjects the funds to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the funds to unlimited risk of loss.

During the period ended September 30, 2014, the fund used futures contracts to manage against anticipated changes in securities markets. The following table summarizes the contracts held at September 30, 2014.

Open Contracts	Number of Contracts	Position	Expiration Date	Notional Basis	Notional Value	Unrealized Appreciation (Depreciation)
S&P 500 Index E-Mini Futures	400	Short	Dec 2014	($39,608,080)	($39,310,000)	$298,080

Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not occur thereby reducing the fund's total return.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

During the period ended September 30, 2014, the fund used forward foreign currency contracts to manage against anticipated changes in currency exchange rates. The following table summarizes the contracts held at September 30, 2014.

Contract to Buy		Contract to Sell		Counterparty	Contractual Settlement Date	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
CAD	255,000	USD	229,486	Royal Bank of Canada	10-31-14	—	($1,956)	($1,956)
EUR	65,000	USD	82,129	Citibank N.A.	10-31-14	—	(16)	(16)
EUR	375,000	USD	479,891	UBS AG	12-17-14	—	(5,996)	(5,996)
GBP	612,000	USD	1,001,575	Citibank N.A.	10-31-14	—	(9,680)	(9,680)
JPY	25,039,000	USD	228,447	Morgan Stanley and Company International PLC	12-17-14	$16	—	16
JPY	64,745,000	USD	607,296	Barclays Bank PLC Wholesale	12-18-14	—	(16,534)	(16,534)
USD	127,285	EUR	100,000	BNP Paribas SA	10-31-14	957	—	957

Contract to Buy		Contract to Sell		Counterparty	Contractual Settlement Date	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
USD	1,014,846	EUR	793,000	JPMorgan Chase Bank N.A.	10-31-14	13,067	—	13,067
USD	485,546	EUR	375,000	Deutsche Bank AG London	12-17-14	11,651	—	11,651
USD	406,874	JPY	41,561,000	UBS AG	10-15-14	27,893	—	27,893
USD	702,988	JPY	72,227,000	Deutsche Bank AG London	11-13-14	44,239	—	44,239
USD	234,957	JPY	25,039,000	JPMorgan Chase Bank N.A.	12-17-14	6,495	—	6,495
USD	607,617	JPY	64,745,000	Morgan Stanley and Company International PLC	12-18-14	16,856	—	16,856
USD	605,951	JPY	64,595,000	UBS AG	12-18-14	16,559	—	16,559
						$137,733	($34,182)	$103,551

Currency Abbreviations
CAD	Canadian Dollar
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
USD	U.S. Dollar

Options. There are two types of options, put options and call options. Options are traded either OTC or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. Writing puts and buying calls may increase the fund's exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the fund's exposure to such changes. Risks related to the use of options include the loss of premiums, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values. In addition, OTC options are subject to the risks of all OTC derivatives contracts.

When the fund purchases an option, the premium paid by the fund is included in the portfolio of investments and subsequently "marked-to-market" to reflect current market value. When the fund writes an option, the premium received is included as a liability and subsequently "marked-to-market" to reflect current market value of the option written.

During the period ended September 30, 2014, the fund wrote option contracts to manage against anticipated changes in securitities markets and to generate income. The following tables summarize the fund's written options activities during the period ended September 30, 2014 and the contracts held at September 30, 2014.

	Number of Contracts	Premiums Received
Outstanding, beginning of period	370	$445,867
Options written	3,163	3,903,361
Option closed	(3,208)	(3,992,715)
Options exercised	—	—
Options expired	—	—
Outstanding, end of period	325	$356,513

Written Options

Name of Issuer	Exercise Price	Expiration Date	Number of Contracts	Premium	Value
Calls
S&P 500 Index	$2,020.00	Oct 2014	325	$356,513	($100,750)

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Computershare P.O. Box 30170 College Station, TX 77842-3170
Phone	Customer service representatives Portfolio commentary 24-hour automated information TDD line	800-852-0218 800-344-7054 800-843-0090 800-231-5469

P15Q3 09/14
This report is for the information of the shareholders of John Hancock Hedged Equity & Income Fund.	11/14

ITEM 2. CONTROLS AND PROCEDURES.

(a)           Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)           There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Hedged Equity & Income Fund

By:	/s/ Andrew Arnott
Andrew Arnott
President

Date: November 12, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew Arnott
Andrew Arnott
President

Date: November 12, 2014

By:	/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date: November 12, 2014